15005897

Nasdaq

805 King Farm Blvd
Rockville, MD 20850

Lisa Roberts
Vice President
Listing Qualifications

Received SEC

MAR 25 2015

Washington, DC 20549

CERT NAS
File No. 001-36708

By Electronic Mail

March 25, 2015

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

This is to certify that on March 25, 2015 The Nasdaq Stock Market (the "Exchange") received from Communications Sales & Leasing, Inc. (the "Registrant") a copy of the Registrant's application on Form 10 for the registration of the following security:

Common Stock, par value $0.0001 per share

We further certify that the security described above have been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking effectiveness of the Form 10 concurrently with effectiveness of its 1933 Act Registration Statement, and we hereby join in such request.

Sincerely,

Lisa Roberts